Financial Instruments and Fair Value Measurements - Measured on a recurring basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	$ (84,828)
Total	(84,828)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	0
Total	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	(84,828)
Total	(84,828)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - net liability position	0
Total	$ 0